Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 30, 2015	Feb. 29, 2016	May 31, 2016	Aug. 31, 2016	Nov. 30, 2025	Nov. 30, 2016	Feb. 28, 2017	May 31, 2017	Aug. 31, 2017	Nov. 30, 2017	Feb. 28, 2018	May 31, 2018	Aug. 31, 2018	Nov. 30, 2018	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025
C000007976
Account Value [Line Items]
Line Graph and Table Measure Name					Investor Shares
Accumulated Value	$ 10,000	$ 10,199	$ 10,402	$ 10,606		$ 10,022	$ 10,258	$ 10,566	$ 10,712	$ 10,701	$ 10,631	$ 10,791	$ 10,838	$ 10,798	$ 11,111	$ 11,567	$ 11,936	$ 11,877	$ 12,343	$ 12,062	$ 12,354	$ 12,524	$ 12,510	$ 12,803	$ 12,887	$ 12,899	$ 12,522	$ 11,848	$ 11,601	$ 11,608	$ 11,669	$ 11,832	$ 11,796	$ 12,060	$ 12,425	$ 12,244	$ 12,664	$ 12,879	$ 12,861	$ 12,441	$ 12,558	$ 13,198
C000007977
Account Value [Line Items]
Accumulated Value	50,000	51,007	52,032	53,068		50,160	51,351	52,908	53,653	53,610	53,273	54,087	54,331	54,140	55,720	58,022	59,882	59,599	61,951	60,552	62,029	62,895	62,839	64,322	64,758	64,828	62,950	59,573	58,342	58,389	58,708	59,537	59,371	60,711	62,559	61,661	63,788	64,884	64,805	62,699	63,297	66,531
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,206	10,342	10,527		9,978	10,232	10,493	10,620	10,535	10,489	10,610	10,672	10,654	10,921	11,289	11,602	11,559	11,955	11,738	11,978	12,125	12,081	12,294	12,385	12,364	12,001	11,459	11,316	11,295	11,390	11,515	11,508	11,779	12,007	11,823	12,209	12,360	12,362	12,063	12,219	12,686
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Accumulated Value	50,000	51,032	51,710	52,635		49,890	51,162	52,465	53,100	52,676	52,443	53,049	53,360	53,271	54,607	56,446	58,012	57,794	59,773	58,692	59,889	60,623	60,406	61,471	61,923	61,818	60,007	57,295	56,578	56,477	56,948	57,576	57,542	58,896	60,034	59,115	61,045	61,799	61,812	60,313	61,093	63,428
NACC2 Index: Bloomberg PA Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg PA Municipal Bond Index
Accumulated Value	10,000	10,205	10,354	10,537		9,969	10,226	10,511	10,655	10,587	10,526	10,662	10,736	10,712	11,013	11,418	11,762	11,711	12,144	11,902	12,160	12,331	12,305	12,531	12,638	12,610	12,244	11,642	11,506	11,451	11,570	11,684	11,686	11,949	12,224	12,051	12,420	12,587	12,595	12,303	12,438	12,924
NACC2 Index: Bloomberg PA Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg PA Municipal Bond Index
Accumulated Value	$ 50,000	$ 51,025	$ 51,770	$ 52,686		$ 49,845	$ 51,131	$ 52,556	$ 53,275	$ 52,935	$ 52,632	$ 53,309	$ 53,681	$ 53,559	$ 55,064	$ 57,092	$ 58,808	$ 58,555	$ 60,721	$ 59,508	$ 60,802	$ 61,656	$ 61,525	$ 62,655	$ 63,192	$ 63,048	$ 61,218	$ 58,211	$ 57,528	$ 57,255	$ 57,852	$ 58,420	$ 58,432	$ 59,746	$ 61,121	$ 60,254	$ 62,102	$ 62,933	$ 62,975	$ 61,513	$ 62,191	$ 64,620